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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from December 1, 2007 to December 31, 2007

Commission File Number of issuing entity: 333-132348-06

HSBC Home Equity Loan Trust (USA) 2007-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of Depositor: 333-132348-01

HSBC Home Equity Loan Corporation II

(Exact name of depositor as specified in its charter)

HSBC Finance Corporation

(Exact name of sponsor as specified in its charter)

Delaware (State or other jurisdiction of incorporation or organization of the issuing entity)	45-0559539 (I.R.S. Employer Identification Number of the issuing entity)
c/o HSBC Finance Corporation Attention: Michael J. Forde 2700 Sanders Road, Prospect Heights, Illinois (Address of principal executive offices of the issuing entity)	60070 (Zip Code)

847-564-5000

(Telephone number, including area code)

(Former name or former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (if Section 12(b)
Class A-S Notes			X
Class A-M Notes			X
Class A-1F Notes			X
Class A-1V Notes			X
Class A-2F Notes			X
Class A-2V Notes			X
Class A-3F Notes			X
Class A-3V Notes			X
Class A-4 Notes			X
Class M-1 Notes			X
Class M-2 Notes			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. YES __X___ NO ____

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

The information required by Item 1 is contained in the Servicer's Certificate attached hereto as Exhibit 99.1.

PART II - OTHER INFORMATION

Item 9. Exhibits.

Exhibit No.	Description

99.1	Monthly Servicer's Certificate for the Collection Period ending December 31, 2007 and the related Distribution Date of January 22, 2008.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated: January 22, 2008

HSBC FINANCE CORPORATION, as Servicer of and on behalf of HSBC HOME EQUITY LOAN TRUST (USA) 2007-1

By: /s/ Patrick D. Schwartz
Name: Patrick D. Schwartz
Title: Vice President, Deputy General Counsel - Corporate
& Corporate Secretary

EXHIBIT INDEX

Exhibit No.	Description

99.1	Monthly Servicer's Certificate for the Collection Period ending December 31, 2007 and the related Distribution Date of January 22, 2008.

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